Summary of Significant Accounting Policies (Details) - Schedule of retirement and employee benefit plans - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Schedule of retirement and employee benefit plans [Abstract]
Allocated shares	$ 104,254	$ 123,241
Shares committed to be released (in Shares)	9,338	9,338
Unearned shares	$ 28,936	$ 47,607
Total ESOP shares (in Shares)	142,528	180,186
Fair value of unearned shares at End of period	$ 195,000	$ 374,000